Segment Information (Detail) (JPY ¥) In Millions	3 Months Ended												12 Months Ended
	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2008	Jun. 30, 2008	Mar. 31, 2011	Mar. 24, 2011	Mar. 31, 2010	Mar. 31, 2009
Net sales and other operating revenue:
External customers													¥ 8,936,867	¥ 8,936,867	¥ 8,579,174	¥ 10,011,241
Total	2,213,079	2,110,414	2,251,911	2,361,463	2,279,567	2,240,740	2,056,655	2,002,212	1,783,898	2,533,257	2,826,865	2,867,221	8,936,867		8,579,174	10,011,241
Cost of sales, SG&A and R&D expenses													8,367,092		8,215,399	9,821,598
Operating income	46,206	125,653	163,473	234,443	96,097	176,971	65,543	25,164	(272,136)	102,452	148,851	210,476	569,775		363,775	189,643
Equity in income of affiliates													139,756		93,282	99,034
Assets	11,570,874				11,629,115				11,818,917				11,570,874		11,629,115	11,818,917
Investments in affiliates	434,991				454,728				502,746				434,991		454,728	502,746
Depreciation and amortization													563,639		629,674	637,644
Capital expenditures													1,125,040		893,008	1,302,041
Damaged and impairment losses on long-lived assets and goodwill													17,668		3,860	40,125
Provision for credit and lease residual losses on finance subsidiaries- receivables													13,305		40,062	77,016
Motorcycle business
Net sales and other operating revenue:
External customers													1,288,194		1,140,292	1,411,511
Total													1,288,194		1,140,292	1,411,511
Cost of sales, SG&A and R&D expenses													1,149,600		1,081,455	1,311,598
Operating income													138,594		58,837	99,913
Equity in income of affiliates													40,471		23,131	26,105
Assets	933,671				1,025,665				1,047,112				933,671		1,025,665	1,047,112
Investments in affiliates	76,280				103,032				107,431				76,280		103,032	107,431
Depreciation and amortization													40,324		48,683	51,200
Capital expenditures													37,084		38,332	90,401
Damaged and impairment losses on long-lived assets and goodwill													59			413
Automobile business
Net sales and other operating revenue:
External customers													6,794,098		6,554,848	7,674,404
Intersegment													8,218
Total													6,802,316		6,554,848	7,674,404
Cost of sales, SG&A and R&D expenses													6,537,766		6,428,090	7,649,861
Operating income													264,550		126,758	24,543
Equity in income of affiliates													100,018		69,082	71,709
Assets	4,883,029				5,044,247				5,219,408				4,883,029		5,044,247	5,219,408
Investments in affiliates	341,955				334,875				379,068				341,955		334,875	379,068
Depreciation and amortization													296,364		337,787	373,295
Capital expenditures													273,502		284,586	523,593
Damaged and impairment losses on long-lived assets and goodwill													16,774		548	18,874
Financial services business
Net sales and other operating revenue:
External customers													561,896		606,352	582,261
Intersegment													11,562		12,459	14,264
Total													573,458		618,811	596,525
Cost of sales, SG&A and R&D expenses													387,179		423,910	515,854
Operating income													186,279		194,901	80,671
Assets	5,572,152				5,541,788				5,735,716				5,572,152		5,541,788	5,735,716
Depreciation and amortization													213,805		230,453	199,324
Capital expenditures													800,491		546,342	671,127
Damaged and impairment losses on long-lived assets and goodwill													835		3,312	18,528
Provision for credit and lease residual losses on finance subsidiaries- receivables													13,305		40,062	77,016
Power product and other businesses
Net sales and other operating revenue:
External customers													292,679		277,682	343,065
Intersegment													25,600		26,936	25,840
Total													318,279		304,618	368,905
Cost of sales, SG&A and R&D expenses													323,804		321,339	384,389
Operating income													(5,525)		(16,721)	(15,484)
Equity in income of affiliates													(733)		1,069	1,220
Assets	290,730				281,966				275,607				290,730		281,966	275,607
Investments in affiliates	16,756				16,821				16,247				16,756		16,821	16,247
Depreciation and amortization													13,146		12,751	13,825
Capital expenditures													13,963		23,748	16,920
Damaged and impairment losses on long-lived assets and goodwill																2,310
Segment total
Net sales and other operating revenue:
External customers													8,936,867		8,579,174	10,011,241
Intersegment													45,380		39,395	40,104
Total													8,982,247		8,618,569	10,051,345
Cost of sales, SG&A and R&D expenses													8,398,349		8,254,794	9,861,702
Operating income													583,898		363,775	189,643
Equity in income of affiliates													139,756		93,282	99,034
Assets	11,679,582				11,893,666				12,277,843				11,679,582		11,893,666	12,277,843
Investments in affiliates	434,991				454,728				502,746				434,991		454,728	502,746
Depreciation and amortization													563,639		629,674	637,644
Capital expenditures													1,125,040		893,008	1,302,041
Damaged and impairment losses on long-lived assets and goodwill													17,668		3,860	40,125
Provision for credit and lease residual losses on finance subsidiaries- receivables													13,305		40,062	77,016
Reconciling items
Net sales and other operating revenue:
Intersegment													(45,380)		(39,395)	(40,104)
Total													(45,380)		(39,395)	(40,104)
Cost of sales, SG&A and R&D expenses													(45,380)		(39,395)	(40,104)
Assets	(108,708)				(264,551)				(458,926)				(108,708)		(264,551)	(458,926)
Other adjustments
Net sales and other operating revenue:
Cost of sales, SG&A and R&D expenses													14,123
Operating income													¥ (14,123)